Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Expenses
Professional fees (Note 18)	$ 624,913	$ 781,901	$ 742,559	$ 1,282,465
Consulting fees (Note 18)	200,427	444,989	1,055,643	767,299
Stock-based compensation (Notes 11, 14, 15, 18)	99,211	258,078	169,066	630,689
Directors’ and officers’ consulting fees (Note 18)	262,144	231,669	476,499	449,517
Insurance expense	186,550	183,294	270,570	365,999
General and administrative	765,159	108,781	790,908	173,877
Travel expenses	99,360	61,846	166,414	144,821
Transfer agent and regulatory fees	77,550	36,727	142,080	66,065
Research expenses		41,066		41,066
Depreciation on right-of-use assets (Note 7)	7,920	7,920	15,840	15,840
Bank fees and interest	3,391	3,263	4,730	4,675
Accretion expense (Note 9)	572	1,610	1,418	3,461
Interest expense	394		397
Total Expenses	2,327,592	2,161,144	3,836,124	3,945,774
Other Income
Gain (loss) on change of FV of derivatives (Note 10)	194,740	75,096	(47,412)	1,052,807
Loss on debt settlement (Note 13)	(98,416)		(98,416)
Taxes and Penalties (Note 12)	(800,000)		(800,000)
Premium on flow-through shares (Note 12)	2,016,543	576,276	2,016,543	603,328
Foreign exchange loss	(56,379)	(72,327)	(52,822)	(28,204)
	1,717,461	579,045	1,478,867	1,627,931
Net Loss and Comprehensive Loss	$ (610,130)	$ (1,582,099)	$ (2,357,257)	$ (2,317,843)
Weighted Average Number of Outstanding Shares
Basic and Diluted (Note 17)	34,120,797	20,356,717	30,612,210	19,384,510
Net Loss per Share
Basic and Diluted (Note 17)	$ (0.02)	$ (0.08)	$ (0.08)	$ (0.12)